LEASES - Impact of ASC 842 on the consolidated balance sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases:
Right-of-use assets	¥ 23,391,247	$ 3,294,588	¥ 37,616,541
Lease liabilities-current	13,110,449	1,846,568	16,920,429
Lease liabilities-non-current	¥ 9,496,422	$ 1,337,543	¥ 19,528,763